7. MARKETABLE SECURITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debentures [member] | Bottom Of Range [member]
Disclosure of Investment Securities [line items]
Investment rate remunerated at percentage of rate for interbank deposits	1.00%	108.25%	104.25%
Debentures [member] | Top of Range [member]
Disclosure of Investment Securities [line items]
Investment rate remunerated at percentage of rate for interbank deposits	109.00%	113.00%	151.00%
Financial Notes Banks [member] | Bottom Of Range [member]
Disclosure of Investment Securities [line items]
Investment rate remunerated at percentage of rate for interbank deposits	99.50%	101.95%	102.00%
Financial Notes Banks [member] | Top of Range [member]
Disclosure of Investment Securities [line items]
Investment rate remunerated at percentage of rate for interbank deposits	130.00%	113.00%	111.25%